Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Materials and spare parts	$ 4,651	$ 8,177
Crude oil stock (Note 6.2)	2,664	4,722
Assigned crude oil stock	234	0
Total inventories	$ 7,549	$ 12,899